Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment, Net	Estimated useful lives are as follows:
Category	Estimated useful lives
Office equipment and computers	5 years
Transportation equipment	8 years
Building	20 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Schedule of Disaggregated Revenue and Revenue Classified by Timing of Recognition

The following tables disaggregate the Group’s revenue for the six months ended December 31, 2024 and 2023:

	For the six months ended December 31,
	2024	2023
	USD	USD
Product Sales (by products)
– Sanitary pads	936,545	2,251,713
– Body and oral care products	99,751	849,062
– Accessories	-	1,013,537
– Others	26	28,396
Licensing Fees	3,529	15,349
Total	1,039,851	4,158,057
	For the six months ended December 31,
	2024	2023
	USD	USD
Product Sales (by channels)
– Online	16,046	2,062,202
– Offline	1,020,276	2,080,506
Licensing Fees	3,529	15,349
Total	1,039,851	4,158,057

The following table presents revenue classified by timing of revenue recognition for the six months ended December 31, 2024 and 2023:

	For the six months ended December 31,
	2024	2023
	USD	USD
Point in time	1,036,322	4,142,708
Over time	3,529	15,349
Total	1,039,851	4,158,057

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements:

	As of
	December 31, 2024	June 30, 2024
Period end USD: RMB exchange rate	7.2993	7.2672
Period end USD: HKD exchange rate	7.7677	N/A

	For the six months ended December 31,
	2024	2023
Average USD: RMB exchange rate	7.1767	7.2347
Average USD: HKD exchange rate	7.7870	N/A